Financial Instruments and Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale investment related to deferred compensation plan		$ 2,200	$ 3,600
Reduction in episode payment rate		2.80%
Impairment of goodwill			76,082
Asset impairment charges		$ 7,900
Continuing Operations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of property and equipment			1,100
General and Administrative Expense
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Real estate write down			1,400
Leasehold Improvements
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Asset impairment charges			7,900
TC hospital
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Real estate write down	$ 8,600
Home Health
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Reduction in episode payment rate	2.80%
Impairment of goodwill	$ 76,100		76,082
Nursing Centers | Discontinued Operations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of property and equipment		700	3,800
Insurance Subsidiary
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents held by subsidiaries	$ 175,700	$ 135,000	$ 175,700